                                              Rule 497(d)
                                              Reg. No. 33-65305



                       National Municipal Trust Series 184


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.